Pension and Postretirement Expense Level 4 (Details) - Non-U.S. Pension Plan Investments Measured at Fair Value (Foreign Pension Plans, Defined Benefit [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other International Equity	$ 68	$ 66
Debt Securities Fixed Income	275	225
Pooled Insurance Products with Fixed Income Guarantee	8	8
Fair value of plan assets at end of year	23	13
Defined Benefit Plan, Fair Value of Plan Assets	351	299	278
Fair Value, Inputs, Level 1 [Member]
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Pooled Insurance Products with Fixed Income Guarantee	0	0
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member]
Other International Equity	68	66
Debt Securities Fixed Income	275	225
Pooled Insurance Products with Fixed Income Guarantee	8	8
Defined Benefit Plan, Fair Value of Plan Assets	351	299
Fair Value, Inputs, Level 3 [Member]
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Pooled Insurance Products with Fixed Income Guarantee	0	0
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0